Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012	2013	2014
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	656,389	875,412	498,484
Less: Net income attributable to preferred shareholders	8,672	8,221	6,745

Net income attributable to common shareholders	647,717	867,191	491,739

Effect of dilutive securities:
Convertible preferred stock	7,571	7,121	6,437

Net income attributable to common shareholders after assumed conversions	655,288	874,312	498,176

	2012	2013	2014
	(thousands of shares)
Shares:
Weighted average common shares outstanding	23,073,544	24,053,282	24,189,670

Effect of dilutive securities:
Convertible preferred stock (Note)	1,384,367	1,291,854	1,164,941
Stock compensation-type stock options	11,628	20,093	16,641

Weighted average common shares after assumed conversions	24,469,539	25,365,229	25,371,252

	2012	2013	2014
	(in yen)
Amounts per common share:
Basic net income per common share	28.07	36.05	20.33

Diluted net income per common share	26.78	34.47	19.64

Note:	The number of the dilutive common shares is based on the applicable conversion prices.